FINANCIAL INSTRUMENTS (Floating-to-fixed interest rate swap contracts outstanding) (Details) - USD ($)	Jan. 01, 2023	Jan. 02, 2022
Disclosure of detailed information about hedging instruments [line items]
Long-term debt (note 12)	$ 780,000,000	$ 600,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about hedging instruments [line items]
Long-term debt (note 12)	300,000,000
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount	250,000,000
Cash flow hedges | Interest rate risk | Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	100,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	75,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		25,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	75,000,000	$ 100,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 25,000,000
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.06%	2.85%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.78%	1.51%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.59%	1.06%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		0.78%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		1.59%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		1.23%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.18%	1.18%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.34%	1.34%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.85%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.51%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.23%
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 16,460,000	$ 1,322,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,839,000	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	3,346,000	32,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	443,000	167,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		624,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		171,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,394,000	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	4,880,000	328,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	435,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	2,124,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,999,000
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	(4,026,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	(2,272,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	(744,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	(154,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		0
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		(22,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		0
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	(380,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	$ (454,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	$ 0